ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities and Other Payables [Abstract]
Wages and welfare payables	$ 45,513	$ 166,799
Accrued expenses	213,696	182,620
Other payables	1,701,528	1,603,408
Accrued liabilities and other payables	$ 1,960,737	$ 1,952,827